FI - Difference between fair value and unpaid principle balances (Details 9) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Financial instruments
Cash and Due from Banks	SFr 318	SFr 89
Interest-bearing deposits with banks	0	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,927	83,565
Loans	20,831	20,820
Other assets	13,439	25,626
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(18,114)	(32,398)
Short-term borrowings	(2,996)	(3,112)
Long-term debt	(73,070)	(80,002)
Other liabilities	(10,097)	(11,745)
Aggregate fair value
Loans
Non-interest-earning loans	1,364	1,628
Financial instruments
Interest-bearing deposits with banks	0	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,927	83,565
Loans	20,831	20,820
Other assets	12,137	23,906
Due to banks and customer deposits	(1,073)	(913)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(18,114)	(32,398)
Short-term borrowings	(2,996)	(3,112)
Long-term debt	(73,070)	(80,002)
Other liabilities	(1,069)	(984)
Aggregate unpaid principal
Loans
Non-interest-earning loans	5,106	5,019
Financial instruments
Interest-bearing deposits with banks	0	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,790	83,397
Loans	21,858	22,289
Other assets	16,323	30,308
Due to banks and customer deposits	(960)	(826)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(18,100)	(32,381)
Short-term borrowings	(3,063)	(3,263)
Long-term debt	(77,903)	(84,351)
Other liabilities	(2,609)	(2,619)
Difference
Loans
Non-interest-earning loans, Difference	(3,742)	(3,391)
Financial instruments
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	137	168
Loans	(1,027)	(1,469)
Other assets	(4,186)	(6,402)
Due to banks and customer deposits	(113)	(87)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14)	(17)
Short-term borrowings	67	151
Long-term debt	4,833	4,349
Other liabilities	SFr 1,540	SFr 1,635